Finance debt - Current finance debt (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Current finance debt [abstract]
Collateral liabilities		$ 1,704	$ 585
Non-current finance debt due within one year		1,974	2,004
Other including US Commercial paper programme and bank overdraft		913	350
Total current finance debt	[1]	$ 4,591	$ 2,939
Weighted average interest rate (%)		2.40%	2.18%
Commerical paper program issuance		$ 903	$ 340

[1]	* Lease liabilities are separated from the line item Finance debt and 2019 is reclassified.